Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases
8 - Leases
The Company’s lease obligations primarily consist of operating leases for property, IT and automobiles with lease terms expiring between calendar years 2025 and 2044. The Company’s lease agreements do not contain residual value guarantees, material variable payment provisions or material restrictive covenants.
The Company did not have material finance or short-term leases and did not incur any material variable lease expenses for all periods presented. For the fiscal years ended March 31, 2025, 2024, and 2023, operating lease expense was $39.5 million, $33.7 million, and $34.3 million, respectively. No material gains or losses were recognized on lease terminations during the fiscal years ended March 31, 2025 and 2024. For the fiscal year ended March 31, 2023, the Company recognized a loss on early termination of certain operating leases of $4.4 million.
Supplemental disclosures of cash flow information related to operating leases are as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Cash flows used for operating leases	$(37)	$(35)	$(47)
Operating lease right-of-use assets obtained in exchange for lease obligations	$146	$28	$16
The Company’s weighted average remaining lease term and discount rate for operating leases are as follows:

	As of March 31,
	2025	2024	2023
Weighted average discount rate	4.23%	2.85%	2.58%
Weighted average remaining lease term (in years)	13.76	14.24	15.21
Maturity of total operating lease liabilities as of March 31, 2025 is as follows (in millions):

Fiscal Year	Total
2026	$38
2027	37
2028	40
2029	37
2030	32
Thereafter	268
Total minimum lease payments	452
Less imputed interest	(106)
Total operating lease liabilities	346
Less: current portion of operating lease liabilities	30
Non-current portion of operating lease liabilities	$316
As of March 31, 2025, the Company had seven leases signed but not yet commenced, with an aggregate lease value of approximately $49 million and lease terms expiring through 2036.